[Chapman and Cutler LLP Letterhead]
August 25, 2017

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
 Washington, D.C. 20549

RE: Amplify ETF Trust

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting the Registrant’s registration statement on Form N-1A (the “Registration Statement”) for the purpose of registering shares of Amplify YieldShares Senior Loan and Income ETF (formerly Amplify YieldShares Prime 5 Dividend ETF) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure